Annual Total Returns [BarChart] - First Trust India NIFTY 50 Equal Weight ETF - First Trust India NIFTY 50 Equal Weight ETF	May 03, 2021
Bar Chart Table:
2013	9.80%
2014	15.13%
2015	(17.56%)
2016	10.31%
2017	22.54%
2018	(2.67%)
2019	0.71%
2020	10.66%